Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 97,164,391	$ 3,021,795
Short-Term Investments	200,626,281
Prepaid expenses and other current assets	1,769,264	270,091
Total current assets	299,559,000	3,291,886
Property and equipment, net	834,795	770,548
Intangible assets, net	707,749	616,972
Right-of-use assets	1,814,333	622,450
Other assets	63,611	29,748
Total Assets	302,980,424	5,331,604
Current liabilities
Accounts payable and accrued expenses	5,500,946	748,867
Operating lease liabilities, current	383,223	114,507
Finance lease liabilities, current	33,362	140,796
Related party advance (Note 12)		100,000
Total current liabilities	5,917,000	1,104,170
Operating lease liabilities, noncurrent	1,600,672	598,493
Finance lease liabilities, noncurrent	55,979	49,044
Deferred tax liabilities, net		665,953
Total liabilities	7,574,182	18,822,156
Commitments and Contingencies (Note 18)
Stockholders' Equity (Deficit)
Common shares, $0.0001 par value; 500,000,000 authorized shares; 81,771,422 and 39,159,901 shares issued and outstanding as of December 31, 2025 and 2024, respectively	8,177	3,916
Exchangeable shares, $0.0001 par value; 24,011,017 shares issued and outstanding as of December 31, 2025 and December 31, 2024	2,401	2,401
Additional paid-in-capital	418,814,641	82,774,184
Accumulated deficit	(124,624,883)	(96,608,242)
Accumulated other comprehensive income	1,205,906	337,189
Total stockholders' equity (deficit)	295,406,242	(13,490,552)
Total liabilities and stockholders' equity	302,980,424	5,331,604
Nonrelated party
Current liabilities
Convertible notes, net of debt discount		13,708,832
Accrued interest on convertible notes		266,554
Related party
Current liabilities
Convertible notes, net of debt discount		2,371,994
Accrued interest on convertible notes		$ 57,116
Previously Reported
Current assets
Total current assets	299,559,936
Current liabilities
Total current liabilities	$ 5,917,531